Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Deferred Revenue

Deferred revenue consists of the following:

	As at
	March 31, 2018	March 31, 2017
Current:
Payments in advance of services	$557	$717
Advance billings	2,104	4,014
Others	247	747

Total	$2,908	$5,478

Non-current:
Payments in advance of services	$550	$359
Advance billings	2	—
Others	19	19

Total	$571	$378